Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Oct. 04, 2021
Disclosure of authorized capital [line item]
Total Shares	454,770,002	451,020,002
Par value per share		€ 3.05	€ 2.58	€ 0.12
Authorized share capital amount	€ 108,000	€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	404,770,000	401,020,000
Par value per share	€ 0.12	€ 0.12
Authorized share capital amount	€ 48,572	€ 48,122
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	45,230,000	48,980,000
Par value per share	€ 1.2	€ 1.2
Authorized share capital amount	€ 54,276	€ 58,776
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	4,770,002	1,020,002
Par value per share	€ 1.08	€ 1.08
Authorized share capital amount	€ 5,152	€ 1,102